Intangible assets - Impairment tests (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term growth rate (as a percent		13.00%
Forecast period		5 years
Goodwill impairment		R$ 0
Decrease in estimated gross margin used in the value-in-use		1.20%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use		12.60%	11.40%
Increase in estimated discount rate applied to the cash flow projections		1.20%
Number of CGUs | item		2
Distance learning undergraduate courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		R$ 285,826	R$ 285,826
Intangible assets with indefinite useful life		213,406	213,406
Other intangible assets		R$ 8,090	R$ 55,893
Net operating revenue growth rate (as a percent)	[1]	22.90%	20.30%
Pre-tax discount rate (as a percent)	[2]	11.40%	13.60%
Long-term growth rate (as a percent	[3]	3.20%	3.50%
Gross margin (as a percent)	[4]	66.20%	69.80%
Recoverable amount in excess of carrying amount		R$ 3,659,152	R$ 903,369
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use		65.00%	66.20%
Continuing Education Courses CGU Member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		R$ 18,989	R$ 18,989
Intangible assets with indefinite useful life		32,315	32,315
Other intangible assets		R$ 4,979	R$ 5,547
Net operating revenue growth rate (as a percent)	[1]	24.40%	22.30%
Pre-tax discount rate (as a percent)	[2]	11.40%	13.60%
Long-term growth rate (as a percent	[3]	3.20%	3.50%
Gross margin (as a percent)	[4]	86.10%	86.80%
Recoverable amount in excess of carrying amount		R$ 353,773	R$ 341,243
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use		84.90%	86.10%
On Campus Undergraduate Courses CGU member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill			R$ 33,916
Other intangible assets		R$ 11,959	29,072
Impairment losses			R$ 51,022	R$ 33,537
Net operating revenue growth rate (as a percent)	[1]		(6.50%)
Pre-tax discount rate (as a percent)	[2]		13.60%
Long-term growth rate (as a percent	[3]		3.50%
Gross margin (as a percent)	[4]		60.20%
Percent of content as distance learning		40.00%

[1]	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
[2]	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
[3]	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
[4]	Gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.